Note 14 - Rehabilitation Provisions	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
14.	Rehabilitation Provisions

The Whistler Project's exploration activities are subject to the State of Alaska's laws and regulations governing the protection of the environment. The Whistler Project rehabilitation provision is valued under the following assumptions:

	November 30,	November 30,
	2020	2019
Undiscounted amount of estimated cash flows (US$)	235,000	235,000
Life expectancy (years)	5	6
Inflation rate	1.20%	1.90%
Discount rate	0.36%	1.73%

In
July 2017,
the Company acquired the Yellowknife Project and assumed a provision for reclamation of
$489,818
related to the restoration of the camp sites. The Yellowknife Project rehabilitation provision is expected to be settled in
October 2023
and is valued under the following assumptions:

	November 30,	November 30,
	2020	2019
Undiscounted amount of estimated cash flows (CAD$)	490,000	490,000
Life expectancy (years)	3	4
Inflation rate	0.80%	2.10%
Discount rate	0.29%	1.51%

The following table summarizes the movements in the rehabilitation provisions:

	November 30,	November 30,
	2020	2019
	($)	($)
Balance at the beginning of year	816,694	795,960
Accretion	13,190	19,863
Change in estimate	(7,036)	1,142
Foreign currency translation adjustments	(7,020)	(271)
Total	815,828	816,694